Warrant Liability - Warrants were issued but not exercised (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants
Outstanding, end of period	19,264,935	19,264,935
Public Warrants
Warrants
Outstanding, end of period	15,264,935	15,264,935
Mudrick Warrants
Warrants
Outstanding, end of period	4,000,000	4,000,000